Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill
Schedule of movement in carrying amount of goodwill

Years Ended December 31,
RMB
Balance as of January 1, 2018	261,621,691
Addition for acquisitions	—
Impairment	(267,917,575)
Foreign currency translation adjustments	6,592,915
Balance as of January 1, 2019	297,031
Deconsolidation	(297,031)
Impairment	—
Foreign currency translation adjustments	—
Balance as of December 31, 2019	—